Equity Method Investment (Tables)	12 Months Ended
Dec. 31, 2014
Investments in nonconsolidated affiliates [Abstract]
Equity Method Investments, Summarized Financial Information[Table Text Block]
Certain summarized balance sheet information of White Cliffs as of December 31, 2014 and 2013 is shown below (in thousands):

	December 31, 2014	December 31, 2013
Current assets	$35,623	$98,457
Property, plant and equipment, net	471,179	312,831
Goodwill	17,000	17,000
Other intangible assets, net	16,043	20,802
Total assets	$539,845	$449,090
Current liabilities	$11,108	$9,648
Members’ equity	528,737	439,442
Total liabilities and members’ equity	$539,845	$449,090
Certain summarized income statement information of White Cliffs for the years ended December 31, 2014 and 2013 is shown below (in thousands):

	Year ended December 31, 2014	Year Ended December 31, 2013
Revenue	$160,369	$133,310
Operating, general and administrative expenses	$23,067	$23,825
Depreciation and amortization expense	$23,257	$18,668
Net income	$114,045	$90,817